Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Funds and Shareholders of each of the funds listed in Appendix A

In planning and performing our audits of the financial statements of each of the funds constituting PIMCO Funds listed in Appendix A (hereafter referred to as the “Funds”) as of and for the year or period ended March 31, 2019, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), we considered the Funds’ internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we do not express an opinion on the effectiveness of the Funds’ internal control over financial reporting.

The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A fund’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A fund’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the fund; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the fund are being made only in accordance with authorizations of management and trustees of the fund; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a fund’s assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the fund’s annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds’ internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Funds’ internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be material weaknesses as defined above as of March 31, 2019.

This report is intended solely for the information and use of the Board of Trustees of each of the funds constituting PIMCO Funds listed in Appendix A and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/ PricewaterhouseCoopers LLP

Kansas City, Missouri

May 23, 2019

Appendix A

PIMCO Funds

PIMCO ABS and Short-Term Investments Portfolio*

PIMCO All Asset All Authority Fund*

PIMCO All Asset Fund*

PIMCO California Intermediate Municipal Bond Fund*

PIMCO California Municipal Bond Fund*

PIMCO California Short Duration Municipal Income Fund*

PIMCO CommoditiesPLUS® Strategy Fund*

PIMCO CommodityRealReturn Strategy Fund®*

PIMCO Credit Opportunities Bond Fund*

PIMCO Diversified Income Fund*

PIMCO Dynamic Bond Fund*

PIMCO EM Bond and Short-Term Investments Portfolio*

PIMCO Emerging Markets Bond Fund*

PIMCO Emerging Markets Corporate Bond Fund*

PIMCO Emerging Markets Currency and Short-Term Investments Fund*

PIMCO Emerging Markets Full Spectrum Bond Fund*

PIMCO Emerging Markets Local Currency and Bond Fund*

PIMCO Extended Duration Fund*

PIMCO Global Advantage® Strategy Bond Fund*

PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)*

PIMCO Global Bond Opportunities Fund (Unhedged)*

PIMCO Global Multi-Asset Fund*

PIMCO GNMA and Government Securities Fund*

PIMCO Government Money Market Fund*

PIMCO Gurtin California Municipal Intermediate Value Fund**

PIMCO Gurtin California Municipal Opportunistic Value Fund**

PIMCO Gurtin National Municipal Intermediate Value Fund**

PIMCO Gurtin National Municipal Opportunistic Value Fund**

PIMCO High Yield and Short-Term Investments Portfolio*

PIMCO High Yield Fund*

PIMCO High Yield Municipal Bond Fund*

PIMCO High Yield Spectrum Fund*

PIMCO Income Fund*

PIMCO Inflation Response Multi-Asset Fund*

PIMCO International Bond Fund (U.S. Dollar-Hedged)*

PIMCO International Bond Fund (Unhedged)*

PIMCO International Portfolio*

PIMCO Investment Grade Credit Bond Fund*

PIMCO Investment Grade Credit Bond Portfolio*

PIMCO Long Duration Credit Bond Portfolio*

PIMCO Long Duration Total Return Fund*

PIMCO Long-Term Credit Bond Fund*

PIMCO Long-Term Real Return Fund*

PIMCO Long-Term U.S. Government Fund*

PIMCO Low Duration ESG Fund*

PIMCO Low Duration Fund*

PIMCO Low Duration Fund II*

PIMCO Low Duration Income Fund*

PIMCO Low Duration Portfolio*

PIMCO Moderate Duration Fund*

PIMCO Moderate Duration Portfolio*

PIMCO Mortgage and Short-Term Investments Portfolio*

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Appendix A

PIMCO Mortgage Opportunities and Bond Fund*

PIMCO Mortgage-Backed Securities Fund*

PIMCO Multi-Strategy Alternative Fund*

PIMCO Municipal Bond Fund*

PIMCO Municipal Portfolio*

PIMCO National Intermediate Municipal Bond Fund*

PIMCO New York Municipal Bond Fund*

PIMCO Preferred and Capital Securities Fund*

PIMCO RAE Fundamental Advantage PLUS Fund*

PIMCO RAE Low Volatility PLUS EMG Fund*

PIMCO RAE Low Volatility PLUS Fund*

PIMCO RAE Low Volatility PLUS International Fund*

PIMCO RAE PLUS EMG Fund*

PIMCO RAE PLUS Fund*

PIMCO RAE PLUS International Fund*

PIMCO RAE PLUS Small Fund*

PIMCO RAE Worldwide Long/Short PLUS Fund*

PIMCO Real Return Fund*

PIMCO Real Return Portfolio*

PIMCO RealEstateRealReturn Strategy Fund*

PIMCO Senior Floating Rate Fund*

PIMCO Short Asset Investment Fund*

PIMCO Short Asset Portfolio*

PIMCO Short Duration Municipal Income Fund*

PIMCO Short-Term Floating NAV Portfolio II*

PIMCO Short-Term Floating NAV Portfolio III*

PIMCO Short-Term Fund*

PIMCO Short-Term Portfolio*

PIMCO StocksPLUS® Absolute Return Fund*

PIMCO StocksPLUS® Fund*

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)*

PIMCO StocksPLUS® International Fund (Unhedged)*

PIMCO StocksPLUS® Long Duration Fund*

PIMCO StocksPLUS® Short Fund*

PIMCO StocksPLUS® Small Fund*

PIMCO Strategic Bond Fund*

PIMCO Total Return ESG Fund*

PIMCO Total Return Fund*

PIMCO Total Return Fund II*

PIMCO Total Return Fund IV*

PIMCO TRENDS Managed Futures Strategy Fund*

PIMCO U.S. Government and Short-Term Investments Portfolio*

*	For the year ended March 31, 2019
**	For the six months ended March 31, 2019